DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Schedule of summary of deposits
	At December 31,
	2014	2013
Noninterest-bearing	$68,170,743	$55,263,604
Interest-bearing transaction accounts	285,437,812	292,542,353
Savings	29,070,422	27,174,489
Time	127,627,662	127,559,246

	$510,306,639	$502,539,692

Schedule of summary of interest expense on deposits
	Year Ended
	December 31,
	2014	2013
Interest-bearing transaction accounts	$738,536	$1,018,327
Savings	50,422	77,990
Time	1,385,108	1,673,368

	$2,174,066	$2,769,685

Schedule of maturities of time deposit
Year Ending December 31,	Amount
2015	$50,986,504
2016	37,807,280
2017	24,942,541
2018	8,995,070
2019	1,815,309
Thereafter	3,080,958

$127,627,662